Foreign Currency Translation (Details) - Schedule of exchange rate	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
TINGO, INC. [Member]
Balance Sheet:
Exchange rate used for conversion in profit and loss	414.355	396.46	410	379.5